Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Consolidated Financial Assets and Financial Liabilities

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2018 and 2017:

	Financial instruments at amortized cost	Financial instruments at FVPL	Financial instruments at FVOCI	Total financial instruments
	(in million pesos)
Assets as at December 31, 2018
Noncurrent:
Financial assets at fair value through profit or loss	—	4,763	—	4,763
Debt instruments at amortized cost	150	—	—	150
Derivative financial assets – net of current portion	—	140	—	140
Financial assets at fair value through other comprehensive income – net of current portion	—	—	2,749	2,749
Other financial assets – net of current portion	2,275	—	—	2,275
Current:
Cash and cash equivalents	51,654	—	—	51,654
Short-term investments	1,165	—	—	1,165
Trade and other receivables	24,056	—	—	24,056
Current portion of derivative financial assets	—	183	—	183
Current portion of financial assets at fair value through other comprehensive income	—	—	1,604	1,604
Current portion of other financial assets	175	6,833	—	7,008
Total assets	79,475	11,919	4,353	95,747
Liabilities as at December 31, 2018
Noncurrent:
Interest-bearing financial liabilities – net of current portion	155,835	—	—	155,835
Customers' deposits	2,194	—	—	2,194
Deferred credits and other noncurrent liabilities	3,088	—	—	3,088
Current:
Accounts payable	72,818	—	—	72,818
Accrued expenses and other current liabilities	68,920	7,862	—	76,782
Current portion of interest-bearing financial liabilities	20,441	—	—	20,441
Dividends payable	1,533	—	—	1,533
Current portion of derivative financial liabilities	—	80	—	80
Total liabilities	324,829	7,942	—	332,771
Net assets (liabilities)	(245,354)	3,977	4,353	(237,024)

	Loans and receivables	HTM investments	Financial instruments at FVPL	Derivatives used for hedging	Available- for-sale financial investments	Financial liabilities carried at amortized cost	Total financial assets and liabilities
	(in million pesos)
Assets as at December 31, 2017
Noncurrent:
Available-for-sale financial investments	—	—	—	—	15,165	—	15,165
Investment in debt securities and other long- term investments – net of current portion	—	150	—	—	—	—	150
Derivative financial assets – net of current portion	—	—	—	215	—	—	215
Advances and other noncurrent assets – net of current portion	13,855	—	—	—	—	—	13,855
Current:
Cash and cash equivalents	32,905	—	—	—	—	—	32,905
Short-term investments	1,074	—	—	—	—	—	1,074
Trade and other receivables	33,761	—	—	—	—	—	33,761
Current portion of derivative financial assets	—	—	—	171	—	—	171
Current portion of investment in debt securities and other long-term investments	100	—	—	—	—	—	100
Current portion of advances and other noncurrent assets	6,824	—	—	—	—	—	6,824
Total assets	88,519	150	—	386	15,165	—	104,220
Liabilities as at December 31, 2017
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	—	—	—	—	157,654	157,654
Derivative financial liabilities – net of current portion	—	—	—	8	—	—	8
Customers’ deposits	—	—	—	—	—	2,443	2,443
Deferred credits and other noncurrent liabilities	—	—	—	—	—	5,680	5,680
Current:
Accounts payable	—	—	—	—	—	58,490	58,490
Accrued expenses and other current liabilities	—	—	—	—	—	70,648	70,648
Current portion of interest-bearing financial liabilities	—	—	—	—	—	14,957	14,957
Dividends payable	—	—	—	—	—	1,575	1,575
Current portion of derivative financial liabilities	—	—	90	51	—	—	141
Total liabilities	—	—	90	59	—	311,447	311,596
Net assets (liabilities)	88,519	150	(90)	327	15,165	(311,447)	(207,376)

Summary of Consolidated Offsetting of Financial Assets and Liabilities

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2018 and 2017:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	Net amount presented in the statement of financial position
	(in million pesos)
December 31, 2018
Current Financial Assets
Trade and other receivables
Foreign administrations	6,882	3,576	3,306
Domestic carriers	8,245	8,052	193
Total	15,127	11,628	3,499
Current Financial Liabilities
Accounts payable
Suppliers and contractors	69,144	45	69,099
Carriers and other customers	5,602	2,567	3,035
Total	74,746	2,612	72,134

December 31, 2017
Current Financial Assets
Trade and other receivables
Foreign administrations	8,536	2,957	5,579
Domestic carriers	4,332	3,950	382
Total	12,868	6,907	5,961
Current Financial Liabilities
Accounts payable
Suppliers and contractors	54,220	24	54,196
Carriers and other customers	7,426	4,943	2,483
Total	61,646	4,967	56,679

Reconciliation of Carrying Amounts of Financial Instruments from Their Previous Classification Measurement Category

As at January 1, 2018, we have reviewed and assessed all of its existing financial instruments.  The following table reconciles the carrying amounts of financial instruments from their previous classification and measurement category in accordance with IAS 39 to their new classification and measurement categories upon transition to IFRS 9 on January 1, 2018.

		IAS 39			Remeasurement		IFRS 9
	Reference	Category	Amount	Reclassification	ECL	Others	Amount	Category
			(in million pesos)
Financial Assets
Cash and cash equivalents		Loans and receivables	32,905	—	—	—	32,905	Amortized Cost
Short-term investments		Loans and receivables	1,074	—	—	—	1,074	Amortized Cost
Trade and other receivables	3, 5	Loans and receivables	33,761	(4,091)	(258)	—	29,412	Amortized Cost
Current portion of investment in debt securities and other long-term investments		Loans and receivables	100	—	—	—	100	Amortized Cost
Current portion of advances and other noncurrent assets	3, 5	Loans and receivables	6,824	(6,785)	—	—	39	Amortized Cost
Less: To Financial instruments at FVPL				(6,785)
To Financial instruments at FVOCI				(4,091)
Advances and other noncurrent assets – net of current portion	3, 5	Loans and receivables	13,855	(11,461)	(18)	—	2,376	Amortized Cost
Less: To Financial instruments at FVOCI				(11,461)
Investment in debt securities and other long-term investments – net of current portion	2		N/A	150	—	—	150	Amortized Cost
Add: From HTM investments				150
		Loans and receivables	88,519	(22,187)	(276)	—	66,056	Amortized Cost
Investment in debt securities and other long-term investments – net of current portion	2	Held-to- maturity	150	(150)
Less: To Financial instruments at amortized cost				(150)
		Held-to- maturity	150	(150)

Current portion of derivative financial assets	1	Derivatives used for hedging	171	(171)	—	—	—
Derivative financial assets – net of current portion	1	Derivatives used for hedging	215	(215)	—	—	—
Current portion of derivative financial liabilities	1	Derivatives used for hedging	(51)	51	—	—	—
Derivative financial liabilities – net of current portion	1	Derivatives used for hedging	(8)	8	—	—	—
Less: To financial assets at FVPL				(327)
		Derivatives used for hedging	327	(327)
Available-for-sale financial investments	4	Available- for-sale financial investments	15,165	(15,165)	—	—	—
Less: To financial assets at FVPL				(15,165)
		Available- for-sale financial investments	15,165	(15,165)	—	—	—

Trade and other receivables	3, 5		N/A	4,091	—	(8)	4,083	FVOCI
Advances and other noncurrent assets – net of current portion	3, 5		N/A	11,461	—	(128)	11,333	FVOCI
Add: From Loans and receivables				15,552
				15,552	—	(136)	15,416	FVOCI

Current portion of derivative financial assets	1		N/A	171	—	—	171	FVPL
Derivative financial assets – net of current portion	1		N/A	215	—	—	215	FVPL
Current portion of derivative financial liabilities	1		N/A	(51)	—	—	(51)	FVPL
Derivative financial liabilities – net of current portion	1		N/A	(8)	—	—	(8)	FVPL
Current portion of advances and other noncurrent assets	3		N/A	6,785	—	—	6,785	FVPL
Available-for-sale financial investments	4		N/A	15,165	—	—	15,165	FVPL
Add: From Loans and receivables				6,785	—	—	—
From Available-for-sale financial investments				15,165	—	—	—
From Derivatives used for hedging				327	—	—	—
				22,277	—	—	22,277	FVPL

(1)

As at January 1, 2018, our analysis highlighted that certain complex structured products with separated embedded derivatives, based on the assessment of the combined instrument, did not meet the SPPI criterion.  Therefore, we reclassified these loans along with the embedded derivatives – previously separated under IAS 39 – as financial assets at FVPL.

(2)

As at January 1, 2018, we do not have any debt instruments that did not meet the SPPI criterion within the held-to-maturity, or HTM, portfolio.  Therefore, we elected to classify these instruments as debt instruments measured at amortized cost.

(3)

As at January 1, 2018, we have reclassified receivables from MPIC from loans and receivables to financial assets at FVOCI as this met the SPPI criterion and the business model is assessed as hold to collect contractual cash flows and sell financial assets.

(4)	As at January 1, 2018, we have classified our AFS asset-backed securities as financial assets measured at FVPL as the payments did not meet the SPPI criterion.
(5)

As at January 1, 2018, we have restated the beginning balance of allowance for doubtful accounts under IAS 39 incurred loss model and considered the new impairment model under IFRS 9 which requires to record lifetime losses on all financial assets which have experienced a significant increase in credit risk from initial recognition.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2018 and 2017 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2018	2017	2018	2017
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	150	—	148	—
Investment in debt securities and other long-term investments – net of current portion	—	150	—	151
Other financial assets – net of current portion	2,275	—	2,020	—
Advances and other noncurrent assets	—	13,855	—	13,695
Total	2,425	14,005	2,168	13,846
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	155,835	157,654	139,504	150,918
Customers' deposits	2,194	2,443	1,305	1,700
Deferred credits and other noncurrent liabilities	3,088	5,680	2,583	5,093
Total	161,117	165,777	143,392	157,711

Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2018 and 2017.  This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2018				2017
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Listed equity securities
Financial assets at FVPL	3,625	154	984	4,763	—	—	—	—
Available-for-sale financial investments	—	—	—	—	12,848	130	2,187	15,165
Derivative financial assets – net of current portion	—	140	—	140	—	215	—	215
Financial assets at FVOCI – net of current portion	—	2,749	—	2,749	—	—	—	—
Current Financial Assets				—				—
Current portion of derivative financial assets	—	183	—	183	—	170	—	170
Current portion of FVOCI	—	1,604	—	1,604	—	—	—	—
Current portion of other financial assets	—	6,833	—	6,833	—	—	—	—
Total	3,625	11,663	984	16,272	12,848	515	2,187	15,550
Noncurrent Financial Liabilities
Derivative financial liabilities	—	—	—	—	—	8	—	8
Current Financial Liabilities
Accrued expenses and other current liabilities	—	7,862	—	7,862	—	—	—	—
Derivative financial liabilities	—	80	—	80	—	141	—	141
Total	—	7,942	—	7,942	—	149	—	149

(1)	Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)	Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)	Fair values determined using discounted values of future cash flows for the assets or liabilities.

Summary of Derivative Financial Instruments

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2018 and 2017:

								2018		2017
	Original Notional Amount		Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark- to- market Gains (Losses) in Php	Notional Amount	Net Mark- to- market Gains (Losses) in Php
	(in millions)			(in millions)			(in millions)
Transactions not designated as hedges:
PLDT
Long-term currency swaps	US$262		2001 and 2002	300 Notes 2017	March 6, 2017	3.42%	Php49.85	—	—	—	—
Forward foreign exchange contracts	US$34		Various dates in 2017	U.S. dollar liabilities	Various dates in 2017	—	Php50.18	—	—	—	—
	US$56		Various dates in 2017	U.S. dollar liabilities	Various dates in 2018	—	Php50.77	—	—	US$56	(39)
	US$58		Various dates in 2018	U.S. dollar liabilities	Various dates in 2018	—	Php52.56	—	—	—	—
	US$78		Various dates in 2018 and 2019	U.S. dollar liabilities	Various dates in January 2019 to July 2019	—	Php52.98	US$34	(22)	—	—
	EUR9		Various dates in August 2018	EUR assets	December 14, 2018	—	US$1.17	—	—	—	—
	EUR11		Various dates in 2018	EUR assets	December 14, 2018	—	Php62.95	—	—	—	—
Foreign exchange options	EUR36	(a)	Various dates in 2018	EUR assets	Various dates in November 2018 and December 2018	—	EUR1.161	—	—	—	—
							EUR1.185
Smart
Forward foreign exchange contracts	US$91		Various dates in 2016 and 2017	U.S. dollar liabilities	Various dates in 2017	—	Php49.54	—	—	—	—
	US$120		Various dates in 2017 and 2018	U.S. dollar liabilities	Various dates in 2018	—	Php52.13	—	—	US$46	(49)
	US$54		Various dates in 2017 and 2018	U.S. dollar liabilities	Various dates in 2019	—	Php53.58	US$54	(38)	—	—
	US$28		January to March 2019	U.S. dollar liabilities	Various dates in 2019	—	Php52.48
Foreign exchange options	US$59	(b)	Various dates in 2016 and 2017	U.S. dollar liabilities	Various dates in 2017	—	Php49.60	—	—	—	—
							Php50.30
							Php51.24
	US$4	(c)	Various dates in 2017 and 2018	U.S. dollar liabilities	Various dates in 2018	—	Php50.64	—	—	US$3	(2)
							Php51.58
							Php52.48
DMPI
Interest rate swaps	US$54		October 7, 2008	59 loan facility	March 31, 2017	3.88%	—	—	—	—	—
	US$47		October 7, 2008	51 loan facility	June 30, 2017	3.97%	—	—	—	—	—
									(60)		(90)
Transactions designated as hedges:
PLDT
Interest rate swaps(d)	US$30		January 23, 2015	150 term loan	March 7, 2017	2.11%	—	—	—	—	—
	US$240		Various dates in 2013 and 2015	300 term loan	January 16, 2018	2.17%	—	—	—	US$33	2
	US$100		August 2014	100 PNB	August 11, 2020	3.46%	—	US$96	55	US$97	5
	US$50		September 2014	50 Metrobank	September 2, 2020	3.47%	—	US$48	25	US$49	—
	US$150		April and June 2015	200 term loan	February 25, 2022	2.70%	—	US$79	66	US$150	26
Long-term currency swaps(e)	US$140		October 2015 to June 2016	300 term loan	January 16, 2018	2.20%	Php46.67	—	—	US$31	88
	US$4		January 2017	100 PNB	August 11, 2020	1.01%	Php49.79	US$2	7	US$3	2
	US$6		April and June 2017	200 MUFG Bank, Ltd.	August 26, 2019	1.63%	Php49.51	US$3	9	US$6	—
	US$2		January 2018	200 MUFG Bank, Ltd.	August 26, 2019	1.59%	Php49.86	US$1	3	—	—

	US$6		February 2018	200 MUFG Bank, Ltd.	February 26, 2020	1.82%	Php51.27	US$5	6	—	—
	US$11		November and December 2018	200 MUFG Bank, Ltd.	February 25, 2022	2.32%	Php52.36	US$11	17	—	—
	US$9		February 2019	200 MUFG Bank, Ltd.	February 25, 2022	2.23%	Php51.88
Smart
Interest rate swaps(f)	US$44		May 16, 2013	50 Bank of Tokyo	May 30, 2017	1.77%	—	—	—	—	—
	US$110		Various dates in 2013 and 2014	120 term loan	June 20, 2018	2.22%	—	—	—	US$15	3
	US$85		Various dates in 2014 and 2015	100 Bank of Tokyo	March 7, 2019	2.23%	—	US$10	3	US$29	8
	US$50		October 2, 2014	50 Mizuho	May 14, 2019	2.58%	—	US$5	2	US$17	4
	US$200		Various dates in 2015	200 Mizuho	March 4, 2020	2.10%	—	US$67	52	US$111	51
	US$30		February 2016	100 Mizuho	December 7, 2021	2.03%	—	US$18	24	US$24	23
Long-term currency swaps(g)	US$100		Various dates in 2015	200 Mizuho	March 5, 2018	2.21%	Php46.66	—	—	US$20	58
	US$45		Various dates in 2016	100 Mizuho	December 7, 2018	1.93%	Php46.55	—	—	US$18	58
	US$11		Various dates in 2017	80 CBC	May 31, 2018	1.28%	Php49.66	—	—	US$4	1
	US$16		Various dates in 2017 and 2018	100 Mizuho	December 7, 2020	1.69%	Php50.82	US$16	28	US$8	(2)
	US$12		Various dates in 2018	200 Mizuho	March 4, 2020	2.01%	Php51.87	US$9	6	—	—
	US$2		January 10, 2019	2015 Mizuho US$200M	March 4, 2020	2.25%	Php52.16
	US$2		January 11, 2019	2015 Mizuho US$100M	December 7, 2020	2.34%	Php52.18
	US$6		February 2019	2015 Mizuho US$100M	December 7, 2021	2.21%	Php51.83
									303		327
									243		237
(a)

If the EUR to U.S. dollar spot exchange rate on the fixing date settles below €1.161, PLDT will sell the EUR at €1.161.  However, if on the fixing date, the exchange rate settles between the €1.161 and €1.185, there will be no settlement by PLDT, and if the exchange rate is above €1.185, PLDT will sell the EUR at €1.185.

(b)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php50.30 to Php51.24, Smart will purchase the U.S. dollar for Php50.30.  However, if on maturity, the exchange rate settles above Php51.24, Smart will purchase the U.S. dollar for Php50.30 plus the excess above Php51.24, and if the exchange rate is lower than Php50.30, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php49.60.

(c)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php51.58 to Php52.48, Smart will purchase the U.S. dollar for Php51.58.  However, if on maturity, the exchange rate settles above Php52.48, Smart will purchase the U.S. dollar for Php51.58 plus the excess above Php52.48, and if the exchange rate is lower than Php51.58, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php50.64.

(d)

PLDT’s interest rate swap agreements outstanding as at December 31, 2018 and 2017 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php129 million and Php44 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Interest accrual on the interest rate swaps amounting to Php17 million and Php11 million were recorded as at December 31, 2018 and 2017, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2018 and 2017.

(e)

PLDT’s long-term principal only-currency swap agreements entered into in 2015 to 2018 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php45 million and Php108 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php3 million and Php18 million were recognized as at December 31, 2018 and 2017, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  A hedge cost portion of the movements in the fair value amounting to Php1 million and Php3 million were recognized in our consolidated income statements for the years ended December 31, 2018 and 2017, respectively.

(f)

Smart’s interest rate swap agreements outstanding as at December 31, 2018 and 2017 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php63 million and Php85 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Reduction on interest arising from the interest rate swaps amounted to Php18 million and Php4 million as at December 31, 2018 and 2017, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2018 and 2017.

(g)

Smart’s long-term principal only-currency swap agreements outstanding as at December 31, 2018 and 2017 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php50 million and Php124 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php16 million and Php9 million were recognized as at December 31, 2018 and 2017, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  A hedge cost portions of the movements in the fair value amounting to Php2 million and Php4 million was recognized in our consolidated income statements for the years ended December 31, 2018 and 2017, respectively.

Summary of Derivative Financial Instruments by Classification
	2018	2017
		(in million pesos)
Presented as:
Noncurrent assets	140	215
Current assets	183	171
Noncurrent liabilities	—	(8)
Current liabilities	(80)	(141)
Net assets	243	237

Summary of Movements of Consolidated Mark-to-Market Gains (Losses)

Movements of our consolidated mark-to-market gains for the years ended December 31, 2018 and 2017 are summarized as follows:

	2018	2017
		(in million pesos)
Net mark-to-market gains at beginning of the year	237	514
Gains on derivative financial instruments (Note 4)	1,135	724
Effective portion recognized in the profit or loss for the cash flow hedges	27	(55)
Net fair value losses on cash flow hedges charged to other comprehensive income	(286)	(411)
Settlements, interest expense and others	(870)	(535)
Net mark-to-market gains at end of the year	243	237

Summary of Analysis of Gains (Losses) on Derivative Financial Instruments

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Gains on derivative financial instruments (Note 4)	1,135	724	1,539
Hedge costs	(49)	(191)	(543)
Net gains on derivative financial instruments (Notes 4 and 5)	1,086	533	996

Discolsure of Reconciliation of Component of Equity
Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding

The following table discloses a summary of maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2018 and 2017:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2018
Financial instruments at amortized cost:	90,232	87,526	2,190	349	167
Other financial assets	2,686	130	2,040	349	167
Debt instruments at amortized cost	150	—	150	—	—
Cash equivalents	45,672	45,672	—	—	—
Short-term investments	1,165	1,165	—	—	—
Retail subscribers	19,444	19,444	—	—	—
Corporate subscribers	11,073	11,073	—	—	—
Foreign administrations	4,225	4,225	—	—	—
Domestic carriers	270	270	—	—	—
Dealers, agents and others	5,547	5,547	—	—	—
Financial instruments at FVPL:	11,596	6,833	—	—	4,763
Financial assets at fair value through profit or loss	4,763	—	—	—	4,763
Other financial assets	6,833	6,833	—	—	—
Financial assets at fair value through other comprehensive income	4,353	1,604	2,749	—	—
Total	106,181	95,963	4,939	349	4,930

December 31, 2017
Loans and receivables:	96,891	82,814	11,175	2,739	163
Advances and other noncurrent assets	20,901	6,824	11,175	2,739	163
Cash equivalents	26,554	26,554	—	—	—
Short-term investments	1,074	1,074	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—
Retail subscribers	17,961	17,961	—	—	—
Corporate subscribers	9,641	9,641	—	—	—
Foreign administrations	6,517	6,517	—	—	—
Domestic carriers	457	457	—	—	—
Dealers, agents and others	13,686	13,686	—	—	—
HTM investments:	150	—	150	—	—
Investment in debt securities and other long-term investments	150	—	150	—	—
Available-for-sale financial investments	15,165	—	—	—	15,165
Total	112,206	82,814	11,325	2,739	15,328

Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding

The following table discloses a summary of maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2018 and 2017:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2018
Debt(1):	218,791	13,892	72,007	51,098	81,794
Principal	176,694	13,292	49,747	41,401	72,254
Interest	42,097	600	22,260	9,697	9,540
Lease obligations:	22,674	12,727	4,066	2,616	3,265
Operating lease	22,674	12,727	4,066	2,616	3,265
Other obligations:	145,892	140,549	3,206	176	1,961
Various trade and other obligations:	145,892	140,549	3,206	176	1,961
Suppliers and contractors	72,064	69,099	2,828	137	—
Utilities and related expenses	48,189	48,128	61	—	—
Employee benefits	7,955	7,955	—	—	—
Liability from redemption of preferred shares	7,862	7,862	—	—	—
Customers’ deposits	2,194	—	194	39	1,961
Carriers and other customers	1,815	1,815	—	—	—
Dividends	1,533	1,533	—	—	—
Others	4,280	4,157	123	—	—
Total contractual obligations	387,357	167,168	79,279	53,890	87,020

December 31, 2017
Debt(1):	213,597	3,285	70,552	48,958	90,802
Principal	173,136	3,251	51,254	37,925	80,706
Interest	40,461	34	19,298	11,033	10,096
Lease obligations:	20,666	11,871	3,851	2,266	2,678
Operating lease	20,666	11,871	3,851	2,266	2,678
Other obligations:	128,618	120,471	5,881	264	2,002
Various trade and other obligations:	128,618	120,471	5,881	264	2,002
Suppliers and contractors	59,776	54,196	5,339	241	—
Utilities and related expenses	44,007	43,984	22	1	—
Liability from redemption of preferred shares	7,870	7,870	—	—	—
Employee benefits	6,573	6,573	—	—	—
Customers’ deposits	2,443	—	419	22	2,002
Carriers and other customers	2,083	2,083	—	—	—
Dividends	1,575	1,575	—	—	—
Others	4,291	4,190	101	—	—
Total contractual obligations	362,881	135,627	80,284	51,488	95,482

(1)	Consists of long-term debt, including current portion; gross of unamortized debt discount and debt issuance costs.

Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases

Our consolidated future minimum lease commitments payable with non-cancellable operating leases as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Within one year	12,867	11,945
After one year but not more than five years	6,542	6,043
More than five years	3,265	2,678
Total	22,674	20,666

Summary of Foreign Exchange Forward Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position is, as follows:

	Notional Amount	Carrying Amount	Line item in the Consolidated Statement
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
As at December 31, 2018
Long-term currency swaps	46	83	Derivative financial assets - net of current portion
		13	Current portion of derivative financial assets

As at December 31, 2017
Long-term currency swaps	90	115	Derivative financial assets - net of current portion
		125	Current portion of derivative financial assets

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on the consolidated statements of financial position is, as follows:

	December 31, 2018		December 31, 2017
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	(273)	4	(171)	18
US$100M PNB	(7)	—	—	—
US$200M MUFG Bank, Ltd.	(3)	—	1	—
	(283)	4	(170)	18

Smart:
US$200M Mizuho	7	3	65	7
US$100M Mizuho	43	13	57	2
2013 Chinabank US$80M	—	—	2	—
	50	16	124	9

Summary of Effect of the Cash Flow Hedge in Consolidated Income Statements and Statements of Other Comprehensive Income

The effect of the cash flow hedge in the consolidated income statements and statements of other comprehensive income is, as follows:

	Total hedging loss recognized in OCI	Line item in the Consolidated Income Statements
	(in million pesos)
Year Ended December 31, 2018
Long-term currency swaps
	(234)	Other comprehensive loss
Year Ended December 31, 2017
Long-term currency swaps	(46)	Other comprehensive loss

Summary of Trade and Other Receivables

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk, as follows:

2018
(in million pesos)
Financial assets at fair value through profit or loss	4,763
Derivative financial assets - net of current portion	140
Current portion of derivative financial assets	183
Total	5,086

Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment

For financial assets recognized on the balance sheet, the gross exposure credit risk equalts their carrying amount.

	2018				2017
	Stage 1 Lifetime ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total	Total
	(in million pesos)				(in million pesos)
High grade	58,299	8,776	—	67,075	83,259
Standard grade	1,470	7,881	—	9,351	9,933
Substarndard grade	3	7,399	—	7,402	11,028
Default	236	1,595	14,908	16,739	14,723
Gross carrying amount	60,008	25,651	14,908	100,567	118,943
Less allowance	236	1,595	14,908	16,739	14,723
Carrying amount	59,772	24,056	—	83,828	104,220

Summary of Maximum Exposure to Credit Risk

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2018 and 2017:

	2018
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:
Other financial assets	2,450	—	2,450
Debt instruments at amortized cost	150	—	150
Cash and cash equivalents	51,654	187	51,467
Short-term investments	1,165	—	1,165
Retail subscribers	9,620	55	9,565
Corporate subscribers	6,564	273	6,291
Foreign administrations	3,306	—	3,306
Domestic carriers	193	—	193
Dealers, agents and others	4,373	1	4,372
Financial instruments at FVPL:
Other financial assets	6,833	—	6,833
Financial assets at fair value through profit or loss	4,763	—	4,763
Interest rate swap	227	—	227
Long-term currency swap	83	—	83
Currency swap	13	—	13
Financial assets at FVOCI:
Debt instruments at fair value through profit or loss	4,353	—	4,353
Total	95,747	516	95,231

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2018.

	2017
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Loans and receivables:
Advances and other noncurrent assets	20,679	—	20,679
Cash and cash equivalents	32,905	235	32,670
Short-term investments	1,074	—	1,074
Investment in debt securities and other long-term investments	100	—	100
Retail subscribers	9,183	48	9,135
Corporate subscribers	6,337	220	6,117
Foreign administrations	5,579	—	5,579
Domestic carriers	382	—	382
Dealers, agents and others	12,280	1	12,279
HTM investments:
Investment in debt securities and other long-term investments	150	—	150
Available-for-sale financial investments	15,165	—	15,165
Derivatives used for hedging:
Long-term currency swap	240	—	240
Interest rate swap	146	—	146
Total	104,220	504	103,716

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2017.

Summary of Information Regarding Credit Quality by Class of Financial Assets

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2018 and 2017:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2018
Financial instruments at amortized cost:	96,214	62,722	9,351	7,402	16,739
Other financial assets	2,686	1,221	1,226	3	236
Debt instruments at amortized cost	150	150	—	—	—
Cash and cash equivalents	51,654	51,410	244	—	—
Short-term investments	1,165	1,165	—	—	—
Retail subscribers	19,444	4,125	3,577	1,918	9,824
Corporate subscribers	11,073	2,806	1,519	2,239	4,509
Foreign administrations	4,225	593	850	1,863	919
Domestic carriers	270	29	49	115	77
Dealers, agents and others	5,547	1,223	1,886	1,264	1,174
Financial instruments at FVPL:	11,919	11,806	113	—	—
Other financial assets	6,833	6,833	—	—	—
Financial assets at fair value through profit or loss	4,763	4,650	113	—	—
Interest rate swap	227	227	—	—	—
Long-term currency swap	83	83	—	—	—
Currency swap	13	13	—	—	—
Financial assets at FVOCI:	4,353	4,353	—	—	—
Debt instruments at fair value through other comprehensive income	4,353	4,353	—	—	—
Total	112,486	78,881	9,464	7,402	16,739

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

		Neither past due nor impaired		Past due but not
	Total	Class A(1)	Class B(2)	impaired	Impaired
	(in million pesos)
December 31, 2017
Loans and receivables:	103,242	67,644	9,847	11,028	14,723
Advances and other noncurrent assets	20,901	19,202	1,474	3	222
Cash and cash equivalents	32,905	32,705	200	—	—
Short-term investments	1,074	1,074	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—
Retail subscribers	17,961	2,984	4,919	1,280	8,778
Corporate subscribers	9,641	2,035	2,233	2,069	3,304
Foreign administrations	6,517	838	872	3,869	938
Domestic carriers	457	76	73	233	75
Dealers, agents and others	13,686	8,630	76	3,574	1,406
HTM investments:	150	150	—	—	—
Investment in debt securities and other long-term investments	150	150	—	—	—
Available-for-sale financial investments	15,165	15,079	86	—	—
Derivatives used for hedging:	386	386	—	—	—
Long-term currency swap	240	240	—	—	—
Interest rate swap	146	146	—	—	—
Total	118,943	83,259	9,933	11,028	14,723

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets

The aging analysis of past due but not impaired class of financial assets as at December 31, 2018 and 2017 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2018
Financial assets at amortized cost:	96,214	72,073	3,262	398	3,742	16,739
Other financial assets	2,686	2,447	—	—	3	236
Debt instruments at amortized cost	150	150	—	—	—	—
Cash and cash equivalents	51,654	51,654	—	—	—	—
Short-term investments	1,165	1,165	—	—	—	—
Retail subscribers	19,444	7,702	1,747	62	109	9,824
Corporate subscribers	11,073	4,325	957	101	1,181	4,509
Foreign administrations	4,225	1,443	139	131	1,593	919
Domestic carriers	270	78	52	21	42	77
Dealers, agents and others	5,547	3,109	367	83	814	1,174
Financial instruments at FVPL:	11,919	11,919	—	—	—	—
Other financial assets	6,833	6,833	—	—	—	—
Financial assets at fair value through profit or loss	4,763	4,763	—	—	—	—
Interest rate swap	227	227	—	—
Long-term currency swap	83	83	—	—	—	—
Currency swap	13	13	—	—	—	—
Financial assets at FVOCI:	4,353	4,353	—	—	—	—
Debt instruments at fair value through other comprehensive income	4,353	4,353	—	—	—	—
Total	112,486	88,345	3,262	398	3,742	16,739

December 31, 2017
Loans and receivables:	103,242	77,491	3,261	703	7,064	14,723
Advances and other noncurrent assets	20,901	20,676	—	—	3	222
Cash and cash equivalents	32,905	32,905	—	—	—	—
Short-term investments	1,074	1,074	—	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—	—
Retail subscribers	17,961	7,903	927	20	333	8,778
Corporate subscribers	9,641	4,268	724	267	1,078	3,304
Foreign administrations	6,517	1,710	646	217	3,006	938
Domestic carriers	457	149	84	53	96	75
Dealers, agents and others	13,686	8,706	880	146	2,548	1,406
HTM investments:	150	150	—	—	—	—
Investment in debt securities and other long-term investments	150	150	—	—	—	—
Available-for-sale financial investments	15,165	15,165	—	—	—	—
Derivatives used for hedging:	386	386	—	—	—	—
Long-term currency swap	240	240	—	—	—	—
Interest rate swap	146	146	—	—	—	—
Total	118,943	93,192	3,261	703	7,064	14,723

Foreign currency exchange risk [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Market Risk

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine peso equivalents as at December 31, 2018 and 2017:

	2018		2017
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	3	140	4	215
Other financial assets – net of current portion	—	12	—	2
Total noncurrent financial assets	3	152	4	217
Current Financial Assets
Cash and cash equivalents	717	37,688	440	21,988
Short-term investments	22	1,138	2	75
Trade and other receivables – net	261	13,741	218	10,893
Current portion of derivative financial assets	3	183	3	171
Current portion of investment in debt securities and other long-term investments	—	—	2	100
Current portion of other financial assets	—	11	—	9
Total current financial assets	1,003	52,761	665	33,236
Total Financial Assets	1,006	52,913	669	33,453
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	336	17,668	446	22,285
Derivative financial liabilities – net of current portion	—	—	—	8
Other noncurrent liabilities	—	12	—	11
Total noncurrent financial liabilities	336	17,680	446	22,304
Current Financial Liabilities
Accounts payable	415	21,797	233	11,670
Accrued expenses and other current liabilities	170	8,961	166	8,314
Current portion of interest-bearing financial liabilities	110	5,780	259	12,922
Current portion of derivative financial liabilities	2	80	3	141
Total current financial liabilities	697	36,618	661	33,047
Total Financial Liabilities	1,033	54,298	1,107	55,351

(1)

The exchange rate used to convert the U.S. dollar amounts into Philippine peso was Php52.56 to US$1.00, the Philippine peso-U.S. dollar exchange rate as quoted through the Bankers Association of the Philippines as at December 31, 2018.

(2)

The exchange rate used to convert the U.S. dollar amounts into Philippine peso was Php49.96 to US$1.00, the Philippine peso-U.S. dollar exchange rate as quoted through the Philippine Dealing System as at December 31, 2017.

Interest rate risk [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position is, as follows:

	Notional Amount	Carrying Amount	Line item in the Consolidated Statement
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
As at December 31, 2018
Interest rate swaps	323	57	Derivative financial assets - net of current portion
		170	Current portion of derivative financial assets
	323	227

As at December 31, 2017
Interest rate swaps	525	101	Derivative financial assets - net of current portion
		45	Current portion of derivative financial assets
		(24)	Current portion of derivative financial assets
	525	122

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on the consolidated statements of financial position is, as follows:

	December 31, 2018		December 31, 2017
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$100M PNB	50	—	9	—
US$50M MBTC	24	—	1	—
US$200M MUFG Bank, Ltd.	55	—	34	—
	129	—	44	—

Smart:
2014 BTMU US$100M	(6)	—	—	—
2014 Mizuho US$50M	(2)	—	3	—
2015 Mizuho US$200M	(11)	—	8	—
2015 Mizuho US$100M	—	—	1	—
2013 Sumitomo US$120M	(3)	—	(6)	—
2013 BTMU US$50M	—	—	(1)	—
	(22)	—	5	—

Summary of Effect of the Cash Flow Hedge in Consolidated Income Statements and Statements of Other Comprehensive Income

The effect of the cash flow hedge in the consolidated income statements and statements of other comprehensive income is, as follows:

	Total hedging loss recognized in OCI	Line item in the Consolidated Income Statements
	(in million pesos)
Year Ended December 31, 2018
Interest rate swaps
	179	Other comprehensive loss
Year Ended December 31, 2017
Interest rate swaps	169	Other comprehensive loss

Summary of Market Risk

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2018 and 2017.  Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2018

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	—	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	3	—	—	—	3	150	—	150	3	148
Interest rate	—	4.8371%	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	30	—	—	—	—	30	1,580	—	1,580	30	1,580
Interest rate	0.0100% to 0.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	57	—	—	—	—	57	3,017	—	3,017	57	3,017
Interest rate	0.05000% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	4	—	4	—	4
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	675	—	—	—	—	675	35,467	—	35,467	675	35,467
Interest rate	2.7000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	194	—	—	—	—	194	10,204	—	10,204	194	10,204
Interest rate	0.2500% to 7.0500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	—	—	—	—	—
Interest rate	0.0750%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	22	—	—	—	—	22	1,138	—	1,138	22	1,138
Interest rate	2.5000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	1	—	—	—	—	1	27	—	27	1	27
Interest rate	3.5000%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	—	—	—	—	—
Interest rate	0.0750%	—	—	—	—	—	—	—	—	—	—
	979	3	—	—	—	982	51,587	—	51,587	982	51,585

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	2	15	7	4	—	28	1,483	1	1,482	28	1,502
Interest rate	1.4100%	2.8850%	2.8850%	2.8850%	—	—	—	—	—	—	—
Philippine Peso	234	123	319	730	1,232	2,638	138,637	278	138,359	2,319	121,868
Interest rate	4.9110% to 5.6038%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9000% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	17	286	38	52	25	418	21,964	94	21,870	418	21,965
Interest rate	0.9500% to 1.1000% over LIBOR	0.7900% to 1.4500% over LIBOR	0.7900% to 0.9500% over LIBOR	0.7900% to 1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	94	64	2	118	278	14,610	45	14,565	278	14,610
Interest rate*	—	0.5000% to 1.0000% over PHP BVAL	0.5000% to 1.0000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	—	—	—	—	—	—
	253	518	428	788	1,375	3,362	176,694	418	176,276	3,043	159,945

*	Effective October 29, 2018, PHP BVAL Reference Rate replaced PDST Reference Rates (PDST-R1 and PDST-R2).

As at December 31, 2017

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Investment in Debt Securities and Other Long-term Investments
U.S. Dollar	2	—	—	—	—	2	100	—	100	2	100
Interest rate	3.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	3	—	—	3	150	—	150	3	151
Interest rate	—	—	4.8371%	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	29	—	—	—	—	29	1,465	—	1,465	29	1,465
Interest rate	0.0100% to 0.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	89	—	—	—	—	89	4,468	—	4,468	89	4,468
Interest rate	0.05000% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	9	—	9	—	9
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	402	—	—	—	—	402	20,063	—	20,063	402	20,063
Interest rate	0.2500% to 2.1000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	130	—	—	—	—	130	6,491	—	6,491	130	6,491
Interest rate	0.1250% to 4.3250%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	22	—	—	—	—	22	1,074	—	1,074	22	1,074
Interest rate	2.1000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—	—
	674	—	3	—	—	677	33,820	—	33,820	677	33,821

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	5	37	8	11	—	61	3,050	6	3,044	62	3,104
Interest rate	1.4100%	1.4100% to 2.8850%	2. 8850%	2.8850%	—	—	—	—	—	—	—
Philippine Peso	—	333	81	618	1,565	2,597	129,733	335	129,398	2,450	122,418
Interest rate	—	3.9000% to 6.4044%	3.9000% to 6.4044%	3.9000% to 6.4044%	3.9000% to 6.4044%	—	—	—	—	—	—
Variable Rate
U.S. Dollar	60	266	203	65	50	644	32,158	170	31,988	644	32,158
Interest rate	1.2000% to 1.6000% over LIBOR	US$LIBOR + 0.7900% to 1.4500%	US$LIBOR + 0.7900% to 1.4500%	US$LIBOR + 0.7900% to 0.9500%	US$LIBOR + 1.0500%	—	—	—	—	—	—
Philippine Peso	—	3	95	66	—	164	8,195	14	8,181	164	8,195
Interest rate	—	1.0000% over PDST-R2	1.0000% over PDST-R2	1.0000% over PDST-R2	—	—	—	—	—	—	—
	65	639	387	760	1,615	3,466	173,136	525	172,611	3,320	165,875